Employee Benefits - Summary of Plan Assets (Details)	Dec. 31, 2023	Dec. 31, 2022
TFI International pension plans
Disclosure of defined benefit plans [line items]
Equity securities	14.00%	7.00%
Debt securities	0.00%	91.00%
Other	86.00%	2.00%
TForce Freight pension plans
Disclosure of defined benefit plans [line items]
Equity securities	95.00%	95.00%
Debt securities	5.00%	5.00%